Disposals - Net Inflow of Cash in Respect of Disposals of Businesses Reported within Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Cash consideration received for current period disposals (net of cash disposed of)	$ 395	$ 0	$ 220
Cash consideration received in respect of prior year disposals	19	9	(2)
Cash paid in respect of prior year disposals	(2)	(2)	(16)
Disposal costs paid	(32)	0	(1)
Net cash flow in respect of disposals of businesses	$ 380	$ 7	$ 201